Business combinations - Summary of Identified Assets Acquired and Liabilities Assumed (Detail) - Chongni network technology Co Ltd [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2022
Total purchase price is comprised of:
- fair value of 49% previously held equity interests	¥ 245
- cash consideration	2,938	¥ 2,900
Fair value of total consideration	3,183
Cash and cash equivalents	2
Prepayments and other current assets	4,533
Total assets	4,535
Accrued liabilities and other current liabilities	(33)
Total liabilities	(33)
Net assets acquired	4,502
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	499
Non-controlling interests	(1,818)
Total	¥ 3,183